Amortizable Intangible Assets (Schedule of Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 2,428
Accumulated amortization	(551)
Intangible assets, net	1,877
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	1,185
Contract-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	719
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	298
Other Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 226